Financial Instruments - Schedule of Financial Assets and Financial Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Financial Assets:
Cash, cash equivalents and restricted deposits	$ 4,458	$ 4,611	$ 1,566
Current maturities of long-term loan	451	451	451
Other receivables	6	97	49
Related parties	15	15	208
Total financial assets at amortized cost	4,930	5,174	2,274
Investments in financial assets at fair value	487	997	326
Financial liabilities:
Credit from others	70	85
Convertible debentures and promissory note	2,336		2,086
Loans	343	356
Lease liability	0	10	25
Total financial and lease liabilities	$ 2,749	$ 451	$ 2,111